Note 3 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 3 Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) and the related tax effects were as follows:

	For the years ended December 31,
	2015			2014			2013
(Dollars in thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized gains (losses) arising during the period	$344	137	207	38	(218)	256	(1,272)	(647)	(625)
Less reclassification of net gains included in net income	6	3	3	0	0	0	0	0	0
Net unrealized gains (losses) arising during the period	338	134	204	38	(218)	256	(1,272)	(647)	(625)
Other comprehensive income (loss)	$338	134	204	38	(218)	256	(1,272)	(647)	(625)

The tax effect in 2014 includes the impact of the reversal of certain deferred tax asset valuation reserve components that reversed in 2014 as a result of the changes that occurred in the investment portfolio during the year.